Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
13. INTANGIBLE ASSETS
Intangible assets consist of:

	Remaining weighted average useful life in years	2024	2023

Cost
Customer relationship intangibles	3	$473	$514
Patents and Technology	6	572	613
Computer software and other licenses	4	593	621
		1,638	1,748

Accumulated depreciation
Customer relationship intangibles		(249)	(236)
Patents and Technology		(215)	(163)
Computer software and other licenses		(436)	(473)
		$738	$876
The Company recorded $167 million and $137 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2024 and 2023, respectively. The Company currently estimates annual amortization expense to be $156 million for 2025, $140 million for 2026, $127 million for 2027, $111 million for 2028 and $98 million for 2029.